Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,679,000.00
Previously Paid Amount	0.00
Total Fee Amount	929.07
Total Offset Amount	0.00
Net Fee	929.07
Narrative - Max Aggregate Offering Price	$ 10,679,000.00
Final Prospectus	true